Note 12 - Revenue	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

12. Revenue

Disaggregation of Revenue

In the following table, revenue is disaggregated by major product and service lines and timing of revenue recognition.

	Years Ended December 31
	2022	2021
	A$	A$
Major product/service lines
Coagulation testing products	2,366,331	2,667,541
Laboratory testing services	1,145,560	1,962,354
Wine testing products	1,013,071	1,147,856
	4,524,962	5,777,751

Timing of revenue recognition
Products and services transferred at a point in time	4,524,962	5,777,751
	4,524,962	5,777,751

Contract Balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	December 31,
	2022	2021
	A$	A$
Receivables	974,323	476,164
Contract liabilities	29,851	38,431

The Company’s contract liabilities represent the Company’s obligation to transfer products to customers for which the Company has received consideration from customers, but the transfer has not yet been completed.

Universal Biosensors, Inc.

Notes to Consolidated Financial Statements

Significant changes in the contract assets and the contract liabilities balances during the period are as follows:

	Years Ended December 31,
	2022	2021
	A$	A$
Contract Liabilities - Current
Opening balance	38,431	1,628,426
Closing balance	29,851	38,431
Net increase/(decrease)	(8,580)	(1,589,995)

The Company expects all of the Company’s contract liabilities to be realized by December 31, 2023.